CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Cost of revenues:
Funding cost	$ (2,533)	¥ (16,525)	¥ (51,759)	¥ (161,384)
Provision for credit losses	(6,910)	(45,090)	(33,942)	(70,411)
Origination and servicing cost	(15,442)	(100,760)	(290,398)	(323,342)
Cost on guarantee	(15,379)	(100,347)	(193,426)
Service cost charged by the related party	(3,533)	(23,052)	(200,163)	(529,593)
Cost of revenues	(43,797)	(285,774)	(769,688)	(1,084,730)
Revenues:
Total revenues	57,971	378,264	1,285,236	1,603,631
Gross profit	14,174	92,490	515,548	518,901
Operating expenses:
Sales and marketing expenses	(6,850)	(44,697)	(69,593)	(99,671)
General and administrative expenses	(22,644)	(147,753)	(1,095,311)	(312,979)
Research and development expenses	(5,750)	(37,521)	(79,079)	(94,989)
Goodwill and intangible assets impairment	(10,630)	(69,358)
Total operating expenses	(45,874)	(299,329)	(1,243,983)	(507,639)
Operating income/(loss)	(31,700)	(206,839)	(728,435)	11,262
Change in fair value of convertible loans				(9,552)
Loss from equity method investments	(1,766)	(11,523)	(8,149)	(2,652)
Impairment on prepayment for long-term investment	(2,438)	(15,908)	(200,000)
Impairment loss on equity investment	(2,438)	(15,908)
Other income/(expenses), net	(1,942)	(12,674)	(11,094)	8,822
Interest income from related parties			43,156
Income/(loss) before income tax expense	(37,846)	(246,944)	(904,522)	7,880
Income tax expense	(7,540)	(49,196)	(1,968)	(5,709)
Net income/(loss)	(45,386)	(296,140)	(906,490)	2,171
Net loss attributable to non-controlling interest	(338)	(2,205)	(595)
Net income/(loss) attributable to Pintec Technology Holdings Limited shareholders	(45,048)	(293,935)	(905,895)	2,171
Other comprehensive income/(loss):
Fair value change in available for sale investment	(64)	(421)
Foreign currency translation adjustments, net of nil tax	(3,457)	(22,556)	11,876	30,173
Total other comprehensive income/(loss)	(3,521)	(22,977)	11,876	30,173
Total comprehensive income/(loss)	(48,907)	(319,117)	(894,614)	32,344
Total comprehensive loss attributable to non-controlling interest	(338)	(2,205)	(595)
Total comprehensive income/(loss) attributable to Pintec Technology Holdings Limited shareholders	$ (48,569)	¥ (316,912)	¥ (894,019)	¥ 32,344
Loss per ordinary share
Basic and Diluted | (per share)	$ (0.15)	¥ (0.99)	¥ (3.21)	¥ (0.74)
Weighted average number of ordinary shares outstanding
Basic and Diluted | shares	297,334,389	297,334,389	282,129,663	101,094,197
Cost of revenues
Share-based compensation expenses included in
Share-based compensation expenses	$ 3	¥ 18	¥ 250	¥ 337
Sales and marketing expenses
Share-based compensation expenses included in
Share-based compensation expenses	488	3,182	1,565	10,236
General and administrative expenses
Share-based compensation expenses included in
Share-based compensation expenses	1,081	7,054	12,785	102,012
Research and development expenses
Share-based compensation expenses included in
Share-based compensation expenses	252	1,644	3,247	18,675
Technical service fees
Revenues:
Total revenues	50,676	330,665	1,077,760	1,297,758
Installment service fees
Revenues:
Total revenues	6,545	42,707	187,359	291,077
Wealth management service fees and others
Revenues:
Total revenues	$ 750	¥ 4,892	¥ 20,117	¥ 14,796